Share-based Compensation - Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2020	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	$ 8,503		$ 2,737	$ 2,828		$ 35,504	$ 6,244	$ 10,085	$ 23,153	$ 107,808
Conversion of BCG Common Class A Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation		$ 15,000				15,000
Employees | Ben Liquidity
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	300					2,600
BMP equity units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	569		1,198	1,289		1,244	2,700	4,297	7,390	51,963
Restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	7,318		1,253	1,539		16,041	2,686	4,358	8,537	44,402
Preferred equity
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	286		286	$ 0	$ 11,400	572	858	$ 1,430	$ 7,226	$ 11,443
Other
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	$ 330		$ 0			$ 17,647	$ 0